Shareholders' Equity - Summary of Nonvested Share Activity (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	8,060,218
Awards granted, Number of shares	6,412,045
Awards forfeited, Number of Shares	(271,171)
Awards cancelled on failed vesting conditions, Number of Shares	(2,091,931)
Awards vested, Number of Shares	(2,510,061)
Ending Balance, Number of Shares	9,599,100
Supervisory Board [Member] | 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	34,115	34,115
Year of grant	2005
Granted and vested	66,000
Waived at grant	(15,000)
Exercised	(3,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	31,115	34,115
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	33,000	33,000
Year of grant	2006
Granted and vested	66,000
Waived at grant	(15,000)
Exercised	(3,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	30,000	33,000
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	82,500	82,500
Year of grant	2007
Granted and vested	165,000
Waived at grant	(22,500)
Exercised	(22,500)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	60,000	82,500
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	85,000	85,000
Year of grant	2008
Granted and vested	165,000
Waived at grant	(22,500)
Exercised	(10,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	75,000	85,000
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	95,000	95,000
Year of grant	2009
Granted and vested	165,000
Waived at grant	(7,500)
Exercised	(20,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	75,000	95,000
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	107,500	107,500
Year of grant	2010
Granted and vested	172,500
Waived at grant	(7,500)
Exercised	(25,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	82,500	107,500
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	142,500	142,500
Year of grant	2011
Granted and vested	172,500
Waived at grant	(30,000)
Exercised	(25,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	117,500	142,500
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	157,500
Year of grant	2012
Granted and vested	180,000	180,000
Waived at grant	(22,500)	(22,500)
Exercised	(35,000)
Awards forfeited, Number of Shares
Ending Balance, Number of Shares	122,500	157,500
Shares corresponding to exercised option not yet available for trade as of 31. 12. 2013	10,000
Employee Plan 2010 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,485,836
Awards granted, Number of shares
Awards forfeited, Number of Shares	(21,180)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(1,464,656)
Ending Balance, Number of Shares
2012 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	100,862
Awards granted, Number of shares
Awards forfeited, Number of Shares
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(33,621)
Ending Balance, Number of Shares	67,241
Employee Plan 2012 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,473,520
Awards granted, Number of shares
Awards forfeited, Number of Shares	(219,711)
Awards cancelled on failed vesting conditions, Number of Shares	(2,091,931)
Awards vested, Number of Shares	(1,009,339)
Ending Balance, Number of Shares	3,152,539
Employee Plan 2013 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares
Awards granted, Number of shares	6,412,045
Awards forfeited, Number of Shares	(30,280)
Awards cancelled on failed vesting conditions, Number of Shares
Awards vested, Number of Shares	(2,445)
Ending Balance, Number of Shares	6,379,320